UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS International Fund

	Shares	Value ($)
Common Stocks 94.6%
Australia 7.8%
Australia & New Zealand Banking Group Ltd.	489,918	10,616,235
BHP Billiton Ltd.	481,662	19,800,016
National Australia Bank Ltd.	455,158	10,202,985
Newcrest Mining Ltd.	100,223	3,801,876
Wesfarmers Ltd.	267,667	8,047,036
Woodside Petroleum Ltd.	242,301	9,722,705
Woolworths Ltd.	612,407	15,729,277

(Cost $76,111,872)		77,920,130
Brazil 0.7%
Banco Santander Brasil SA (Units) (Cost $7,859,742)	531,774	6,869,704
China 1.6%
China Construction Bank Corp. "H"	5,413,359	4,882,013
China National Building Material Co., Ltd. "H"	2,290,517	5,275,344
Industrial & Commercial Bank of China Ltd. "H"	7,331,240	5,689,000

(Cost $16,974,468)		15,846,357
Denmark 2.3%
A P Moller - Maersk AS "B"	1,386	11,242,370
Carlsberg AS "B"	50,631	4,784,155
Novo Nordisk AS "B"	70,568	6,992,211

(Cost $19,738,881)		23,018,736
Finland 0.4%
Sampo Oyj "A" (Cost $4,229,101)	159,187	3,893,667
France 9.2%
Air Liquide SA	35,315	4,132,317
BNP Paribas	250,520	14,808,389
GDF Suez	462,593	15,329,252
LVMH Moet Hennessy Louis Vuitton SA	36,564	5,543,663
PPR	34,327	5,451,773
Sanofi-Aventis	242,195	14,633,706
Schneider Electric SA	77,637	10,889,992
Total SA	280,483	13,574,289
Vivendi	289,733	7,066,893

(Cost $94,342,143)		91,430,274
Germany 8.2%
Allianz SE (Registered)	80,545	8,836,217
BASF SE	184,868	13,819,369
Bayerische Motoren Werke (BMW) AG	139,354	10,480,906
Daimler AG (Registered)*	153,938	9,966,673
Deutsche Lufthansa AG (Registered)*	126,036	2,682,162
Linde AG	17,814	2,487,805
MAN SE	60,766	7,144,532
Metro AG	82,765	5,936,709
SAP AG	109,006	5,085,422
Siemens AG (Registered)	136,905	14,976,178

(Cost $71,799,230)		81,415,973
Hong Kong 3.5%
AIA Group Ltd.*	1,804,606	5,205,751
BOC Hong Kong (Holdings) Ltd.	1,697,434	5,800,084
Hong Kong Exchanges & Clearing Ltd.	634,913	14,432,054
HongKong Electric Holdings Ltd.	1,477,259	9,468,986

(Cost $33,233,915)		34,906,875
India 2.1%
ICICI Bank Ltd.	212,624	5,310,075
Infosys Technologies Ltd.	78,620	5,204,020
ITC Ltd.	1,414,047	5,291,522
Larsen & Toubro Ltd.	117,606	4,987,859

(Cost $21,759,645)		20,793,476
Italy 1.4%
Saipem SpA	256,133	10,651,194
UniCredit SpA	1,524,738	2,947,815

(Cost $8,652,063)		13,599,009
Japan 19.0%
Canon, Inc.	479,696	22,566,330
FANUC Corp.	126,360	18,105,042
Honda Motor Co., Ltd.	306,921	11,110,305
Kao Corp.	428,882	10,757,419
Komatsu Ltd.	213,186	5,905,306
Kubota Corp.	297,583	2,695,557
Mitsubishi Corp.	472,763	11,954,470
Mitsubishi Heavy Industries Ltd.	2,795,068	10,053,363
Mitsui O.S.K Lines Ltd.	1,813,942	12,463,993
NTT DoCoMo, Inc.	9,794	15,929,916
Panasonic Corp.	761,619	10,915,701
Seven & I Holdings Co., Ltd.	570,201	13,934,046
Shin-Etsu Chemical Co., Ltd.	284,031	13,882,289
Sumitomo Mitsui Financial Group, Inc.	381,298	11,705,273
Takeda Pharmaceutical Co., Ltd.	223,172	10,373,707
Toshiba Corp.	1,138,524	5,931,840

(Cost $169,361,315)		188,284,557
Mexico 0.6%
America Movil SAB de CV "L" (Cost $5,555,593)	2,031,587	5,911,935
Netherlands 7.1%
ING Groep NV (CVA)*	1,355,369	11,979,662
Koninklijke (Royal) KPN NV	741,882	10,587,561
Koninklijke Philips Electronics NV	218,690	5,899,795
Royal Dutch Shell PLC "A"	1,154,947	34,755,116
Unilever NV (CVA)	252,023	7,105,217

(Cost $72,016,613)		70,327,351
Norway 0.9%
DnB NOR ASA (Cost $7,975,830)	690,664	8,450,607
Russia 1.1%
Sberbank of Russia (Cost $5,104,329)	3,559,404	11,313,277
Singapore 2.1%
Keppel Corp., Ltd.	1,376,342	11,097,834
Oversea-Chinese Banking Corp., Ltd.	1,333,007	10,031,726

(Cost $19,495,361)		21,129,560
South Africa 0.5%
Remgro Ltd. (Cost $5,583,467)	355,289	5,197,878
Spain 1.3%
Telefonica SA (Cost $14,099,384)	596,537	12,695,110
Sweden 2.2%
Atlas Copco AB "A"	126,909	2,800,330
Hennes & Mauritz AB "B"	66,923	2,260,115
Swedbank AB "A"*	529,153	6,689,950
TeliaSonera AB	297,124	2,288,909
Volvo AB "B"*	515,850	7,483,355

(Cost $20,278,918)		21,522,659
Switzerland 6.2%
Compagnie Financiere Richemont SA "A"	195,501	10,533,461
Givaudan SA (Registered)	5,247	5,256,919
Nestle SA (Registered)	649,161	35,269,436
Xstrata PLC	545,666	10,947,086

(Cost $44,848,239)		62,006,902
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $5,450,817)	2,779,000	5,769,894
United Kingdom 15.8%
AMEC PLC	524,659	8,833,608
AstraZeneca PLC	215,490	10,036,535
British American Tobacco PLC	385,042	13,954,228
Diageo PLC	950,647	16,904,363
GlaxoSmithKline PLC	843,938	15,981,776
HSBC Holdings PLC	2,278,917	22,958,119
Johnson Matthey PLC	85,986	2,384,460
Legal & General Group PLC	3,948,143	5,623,236
Lloyds Banking Group PLC*	3,802,334	3,581,049
Reckitt Benckiser Group PLC	156,228	8,260,104
Rio Tinto PLC	140,795	8,920,853
Tesco PLC	1,111,017	7,157,990
Vodafone Group PLC	8,535,115	21,328,581
WPP PLC	1,027,433	11,361,777

(Cost $149,441,291)		157,286,679

Total Common Stocks (Cost $873,912,217)		939,590,610
Preferred Stocks 3.5%
Brazil 2.1%
Itau Unibanco Holding SA	221,532	5,071,230
Petroleo Brasileiro SA	343,794	4,930,535
Ultrapar Participacoes SA	90,054	5,362,483
Vale SA "A"	195,935	5,485,174

(Cost $21,857,220)		20,849,422
Germany 0.9%
Volkswagen AG (Cost $8,786,057)	52,340	8,412,970
Korea 0.5%
Samsung Electronics Co., Ltd. (Cost $5,361,846)	10,687	5,328,032

Total Preferred Stocks (Cost $36,005,123)		34,590,424
Rights 0.0%
China
Industrial & Commercial Bank of China Ltd., Expiration Date 12/16/2010* (Cost $0)	329,905	108,338
Participatory Note 0.5%
Indonesia
PT Astra International Tbk (issuer Merrill Lynch International & Co.), Expiration Date 10/13/2015* (Cost $5,400,235)	828,384	4,759,036
Cash Equivalents 1.6%
Central Cash Management Fund, 0.21% (a) (Cost $16,484,465)	16,484,465	16,484,465

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $931,802,040) †	100.2	995,532,873
Other Assets and Liabilities, Net	(0.2)	(2,126,469)

Net Assets	100.0	993,406,404

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $938,299,601.  At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $57,233,272.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $94,305,113 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $37,071,841.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen

At November 30, 2010 the DWS International Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stocks, Rights & Participatory Note

Financials	202,204,334	20.7%
Consumer Staples	153,131,502	15.7%
Industrials	140,382,138	14.3%
Consumer Discretionary	97,863,273	10.0%
Materials	96,193,508	9.8%
Energy	87,829,930	9.0%
Telecommunication Services	68,742,012	7.0%
Health Care	58,017,935	5.9%
Information Technology	49,885,538	5.1%
Utilities	24,798,238	2.5%
Total	979,048,408	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common & Preferred Stocks
Australia	$—	$77,920,130	$—	$77,920,130
Brazil	27,719,126	—	—	27,719,126
China	—	15,846,357	—	15,846,357
Denmark	—	23,018,736	—	23,018,736
Finland	—	3,893,667	—	3,893,667
France	—	91,430,274	—	91,430,274
Germany	—	89,828,943	—	89,828,943
Hong Kong	—	34,906,875	—	34,906,875
India	—	20,793,476	—	20,793,476
Italy	—	13,599,009	—	13,599,009
Japan	—	188,284,557	—	188,284,557
Korea	—	5,328,032	—	5,328,032
Mexico	5,911,935	—	—	5,911,935
Netherlands	—	70,327,351	—	70,327,351
Norway	—	8,450,607	—	8,450,607
Russia	—	11,313,277	—	11,313,277
Singapore	—	21,129,560	—	21,129,560
South Africa	—	5,197,878	—	5,197,878
Spain	—	12,695,110	—	12,695,110
Sweden	—	21,522,659	—	21,522,659
Switzerland	—	62,006,902	—	62,006,902
Taiwan	—	5,769,894	—	5,769,894
United Kingdom	—	157,286,679	—	157,286,679
Rights	108,338	—	—	108,338
Participatory Note	—	4,759,036	—	4,759,036
Short-Term Investments	16,484,465	—	—	16,484,465
Total	$50,223,864	$945,309,009	$—	$995,532,873

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011